Right-of-use assets and Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Disclosure of quantitative information about right-of-use assets [text block]
13.1	Right-of-use assets

Reconciliation of changes in right-of-use assets as of December 31, 2021, net value	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Office equipment	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Constructions in progress	Machinery, plant and equipment	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	-	23,377	-	2,479	-	-	-	-	-	-	-	4,168	30,024
Additions	17,552	1,209	-	862	-	-	-	-	-	-	-	12,203	31,826
Depreciation expenses	(199)	(3,635)	-	(763)	-	-	-	-	-	-	-	(4,109)	(8,706)
Other increases / decreases	-	-	-	-	-	-	-	-	-	-	-	(536)	(536)
Total changes	17,353	(2,426)	-	99	-	-	-	-	-	-	-	7,558	22,584
Closing balance	17,353	20,951	-	2,578	-	-	-	-	-	-	-	11,726	52,608

Reconciliation of changes in right-of-use assets as of December 31, 2020, net value	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Office equipment	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Constructions in progress	Machinery, plant and equipment	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	-	25,742	-	3,356	-	-	-	-	-	-	-	8,066	37,164
Additions	-	1,782	-	-	-	-	-	-	-	-	-	121	1,903
Depreciation expenses	-	(3,535)	-	(877)	-	-	-	-	-	-	-	(4,019)	(8,431)
Other increases / decreases	-	(612)	-	-	-	-	-	-	-	-	-	-	(612)
Total changes	-	(2,365)	-	(877)	-	-	-	-	-	-	-	(3,898)	(7,140)
Closing balance	-	23,377	-	2,479	-	-	-	-	-	-	-	4,168	30,024

The Company’s lease activities included the following aspects:

(a)	The nature of the Company’s lease activities is related to contracts focused primarily on business operations, mainly rights-of-use to equipment and real estate,

(b)	The Company does not estimate any significant future cash outflows that would potentially expose the Company, and these are likewise not reflected in the measurement of lease liabilities, related to concepts such as: (i) Variable lease payments, (ii)
Extennsion
options and termination options, (iii) Guaranteed residual value and (iv) Leases not yet undertaken but committed by the Company.

(c)	These are not subject to restrictions or agreements imposed by contracts.

Disclosure of lease liabilities by classification [Table Text Block]

	As of December 31, 2021		As of December 31, 2020
Lease liabilities	Current	Non-Current	Current	Non-Current
	ThUS$	ThUS$	ThUS$	ThUS$
Lease liabilities	7,704	46,519	5,528	25,546
Total	7,704	46,519	5,528	25,546

Disclosure details of lease agreement [Table Text Block]
i)
Current and non-current lease liabilities

Debtor			Creditor
Tax ID No.	Company	Country	TAX ID No.	Supplier	Country	Contract indexation unit	Type of amortization	Maturity date	Effective rate
79.626.800-K	SQM Salar S.A.	Chile	83.776.000-3	Empresa Constructora Contex Ltda	Chile	UF	Monthly	03-31-2025	5.39%
79.626.800-K	SQM Salar S.A.	Chile	76.327.820-4	Maquinaria Astudillo y Hermanos Limitada	Chile	UF	Monthly	01-08-2026	2.89%
79.626.800-K	SQM Salar S.A.	Chile	76.146.110-9	Transportes, Construcción y Servicios Cribach Ltda	Chile	Peso	Monthly	09-01-2020	8.93%
79.626.800-K	SQM Salar S.A.	Chile	76.065.017-K	SKM Industrial Ltda.	Chile	Peso	Monthly	06-01-2022	8.93%
79.626.800-K	SQM Salar S.A.	Chile	96.862.140-8	Ameco Chile S.A.	Chile	Peso	Monthly	04-24-2021	4.07%
79.626.800-K	SQM Salar S.A.	Chile	76.327.820-4	Maquinaria Astudillo y Hermanos Limitada	Chile	Peso	Monthly	11-24-2025	2.89%
79.626.800-K	SQM Salar S.A.	Chile	76.158.471-5	Sociedad Inmobiliaria Amaru SpA	Chile	UF	Monthly	07-11-2023	2.00%
79.626.800-K	SQM Salar S.A.	Chile	76.327.820-4	Maquinaria Astudillo y Hermanos Ltda.	Chile	UF	Monthly	06-01-2026	3,26%
79.947.100-0	SQM Industrial S.A.	Chile	96.856.400-5	El Trovador S.A.	Chile	UF	Monthly	02-08-2030	3.10%
79.947.100-0	SQM Industrial S.A.	Chile	76.976.580-8	Sociedad Comercial Grandleasing Chile Ltda	Chile	UF	Monthly	08-26-2024	2.72%
79.947.100-0	SQM Industrial S.A.	Chile	76.536.499-K	Jungheinrich Rentalif SPA	Chile	UF	Monthly	10-07-2024	3.49%
79.947.100-0	SQM Industrial S.A.	Chile	76.320.186-4	Tecno Fast S.A.	Chile	UF	Monthly	12-31-2022	1.44%
96.592.190-7	SQM Nitratos S.A.	Chile	76.536.499-K	Jungheinrich Rentalif SPA	Chile	UF	Monthly	10-07-2024	3.49%
93.007.000-9	SQM S.A.	Chile	76.536.499-K	Jungheinrich Rentalif SPA	Chile	UF	Monthly	10-07-2024	3.49%
79.768.170-9	Soquimich Comercial S.A.	Chile	96.662.540-6	Containers Operators S.A.	Chile	UF	Monthly	12-31-2022	0.81%
79.768.170-9	Soquimich Comercial S.A.	Chile	76.729.932-K	SAAM Logistics S.A.	Chile	UF	Monthly	08-01-2022	0.81%

Debtor			Creditor
Tax ID No.	Company	Country	TAX ID No.	Supplier	Country	Contract indexation unit	Type of amortization	Maturity date	Effective rate
79.768.170-9	Soquimich Comercial S.A.	Chile	91.577.000-2	Muelles de Penco S.A.	Chile	UF	Monthly	07-06-2023	1.30%
79.768.170-9	Soquimich Comercial S.A.	Chile	91.577.000-2	Muelles de Penco S.A.	Chile	UF	Monthly	07-06-2023	1.30%
79.768.170-9	Soquimich Comercial S.A.	Chile	76.722.280-7	Inmobiliaria Chincui SPA	Chile	UF	Monthly	05-01-2028	3.38%
79.768.170-9	Soquimich Comercial S.A.	Chile	96.565.580-8	Compañía de Leasing Tattersall S.A.	Chile	UF	Monthly	07-05-2025	2.97%
76.359.919-1	Orcoma Estudios SpA	Chile	70.017.320-8	Obispado de Iquique	Chile	CLP	Monthly	07-12-2036	6.16%
76.359.919-1	Orcoma Estudios SpA	Chile	73.190.800-1	Comunidad Indígena Aymara Pueblo de Pisiga Choque	Chile	UF	Monthly	07-12-2024	2.53%
76.359.919-1	Orcoma Estudios SpA	Chile	6.848.218-6	Ruth del Carmen Cortez Maturana	Chile	Peso	Monthly	07-12-2031	7.44%
Foreign	SQM North America Corp.	USA	Foreign	Paces West LL.	USA	Dollar	Monthly	12-31-2027	3.36%
Foreign	SQM North America Corp.	USA	Foreign	Hawkins Nunmber One, LLC	USA	Dollar	Monthly	08-31-2024	3.33%
Foreign	SQM North America Corp.	USA	Foreign	Deep South Equipment Company	USA	Dollar	Monthly	03-24-2024	1.33%
Foreign	SQM North America Corp.	USA	Foreign	Tennant-South	USA	Dollar	Monthly	07-02-2023	1.00%
Foreign	SQM Comercial de México S.A. de C.V.	Mexico	Foreign	Onni Ensenada S.A. de C.V.	Mexico	Dollar	Monthly	12-03-2026	3.45%
Foreign	SQM Comercial de México S.A. de C.V.	Mexico	Foreign	Madol Inmobiliaria S.A. de C.V.	Mexico	Mexican Peso	Monthly	10-31-2023	7.84%
Foreign	SQM Comercial de México S.A. de C.V.	Mexico	Foreign	Madol Inmobiliaria S.A. de C.V.	Mexico	Mexican Peso	Monthly	10-31-2023	7.84%
Foreign	SQM Europe N.V.	Belgium	Foreign	Straatsburgdok N.V.	Belgium	Euro	Monthly	03-31-2027	1.30%
Foreign	SQM Australia PTY	Australia	Foreign	Eagle Petroleum (WA) Pty Ltd	Australia	Australian dollar	Monthly	06-21-2022	5.00%
Foreign	SQM Australia PTY	Australia	Foreign	The trust Company (Australia) Pty Ltd	Australia	Australian dollar	Monthly	01-31-2021	3.60%
Foreign	SQM Australia PTY	Australia	Foreign	Ausco Modular Pty Limited	Australia	Australian dollar	Monthly	01-31-2023	5.00%
Foreign	SQM Australia PTY	Australia	Foreign	Western Australian Land Authority	Australia	Australian dollar	Monthly	08-31-2051	3.55%
Foreign	SQM Colombia S.A.S.	Colombia	Foreign	Mareauto Colombia S.A.S.	Colombia	COP	Monthly	12-18-2023	2.01%
Foreign	SQM Colombia S.A.S.	Colombia	Foreign	Renting Colombia S.A.	Colombia	COP	Monthly	10-16-2024	2.72%
Foreign	SQM Colombia S.A.S.	Colombia	Foreign	Renting Colombia S.A.	Colombia	COP	Monthly	12-27-2024	2.17%

Disclosure details of current lease liabilities [Table Text Block]
(a) As of December 31, 2021, and 2020, current lease liabilities are analyzed as follows:

Debtor	Creditor	Nominal amounts as of December 31,2021			Amounts at amortized cost as of December 31, 2021
Company	Supplier	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Salar S.A.	Empresa Constructora Contex Ltda	540	1,618	2,158	457	1,407	1,864
SQM Salar S.A.	Maquinarias Industriales Astudillo Hermanos Ltda.	100	300	400	89	272	361
SQM Salar S.A.	SKM Industrial Ltda.	202	135	337	197	133	330
SQM Salar S.A.	Maquinarias Industriales Astudillo Hermanos Ltda.	48	145	193	43	132	175
SQM Salar S.A.	Sociedad Inmobiliaria Amaru SpA	49	146	195	47	144	191
SQM Salar S.A.	Maquinarias Industriales Astudillo Hermanos Ltda.	8	23	31	7	20	27
SQM Industrial S.A.	El Trovador S.A.	466	1,399	1,865	364	1,110	1,474
SQM Industrial S.A.	Sociedad Comercial Grandleasing Chile Ltda	180	541	721	168	512	680
SQM Industrial S.A.	Jungheinrich Rentalift SpA	30	88	118	27	82	109
SQM Industrial S.A.	Tecnofast	18	56	74	18	55	73
SQM Nitratos S.A.	Jungheinrich Rentalift SpA	18	55	73	17	50	67
SQM S.A.	Jungheinrich Rentalift SpA	20	59	79	18	55	73
Orcoma Estudios SpA	Obispado de Iquique	1	4	5	1	1	2
Orcoma Estudios SpA	Comunidad Indígena Aymara Pueblo de Pisiga Choque	1	5	6	1	4	5
Orcoma Estudios SpA	Ruth del Carmen Cortez Maturana	1	3	4	1	1	2
Soquimich Comercial S.A.	Container Operators S.A.	86	257	343	85	257	342
Soquimich Comercial S.A.	Muelles de Penco S.A.	41	124	165	41	122	163
Soquimich Comercial S.A.	Muelles de Penco S.A.	44	134	178	44	131	175
Soquimich Comercial S.A.	Inmobiliaria Chincui SPA	157	471	628	127	388	515
Soquimich Comercial S.A.	Compañía de Leasing Tattersall S.A.	58	174	232	52	161	213
SQM North America Corp.	Paces West LL.	55	168	223	44	138	182
SQM North America Corp.	Hawkins Nunmber One, LLC	32	98	130	30	91	121
SQM North America Corp.	Deep South Equipment Company	1	4	5	1	4	5
SQM North America Corp.	Tennant- South	2	4	6	1	5	6
SQM Comercial de México S.A. de C.V.	Onni Ensenada S.A. de C.V.	99	296	395	84	254	338
SQM Comercial de México S.A. de C.V.	Madol Inmobiliaria S.A. de C.V.	20	58	78	17	53	70
SQM Comercial de México S.A. de C.V.	Madol Inmobiliaria S.A. de C.V.	7	21	28	6	19	25
SQM Europe N.V.	Straatsburgdok N.V.	102	306	408	95	288	383
SQM Australia PTY	Ausco Modular Pty Limited	9	25	34	8	24	32
SQM Australia PTY	Western Australian Land Authority	(52)	(227)	(279)	(103)	(244)	(347)
SQM Australia PTY	Eagle Petroleum (WA) Pty Ltd	5	6	11	3	8	11
SQM Australia PTY	Knight Frank	12	-	12	12	-	12
SQM Colombia S.A.S.	Mareauto Colombia S.A.S.	2	4	6	2	4	6
SQM Colombia S.A.S.	Renting Colombia S.A.	2	7	9	2	7	9
SQM Colombia S.A.S.	Renting Colombia S.A.	3	7	10	3	7	10
Total		2,367	6,514	8,881	2,009	5,695	7,704

Debtor	Creditor	Nominal amounts as of December 31,2020			Amounts at amortized cost as of December 31, 2020
Company	Supplier	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Salar S.A.	Empresa Constructora Contex Ltda	536	-	536	536	-	536
SQM Salar S.A.	Transportes, Construcción y Servicios Cribach Ltda	-	-	-	-	-	-
SQM Salar S.A.	SKM Industrial Ltda.	202	607	809	181	566	747
SQM Salar S.A.	Ameco Chile S.A.	135	-	135	134	-	134
SQM Industrial S.A.	El Trovador S.A.	466	1,399	1,865	353	1,076	1,429
SQM Industrial S.A.	Sociedad Comercial Grandleasing Chile Ltda	180	540	720	164	498	662
Soquimich Comercial S.A.	SAAM Logistics S.A.	-	-	-	-	-	-
Soquimich Comercial S.A.	Muelles de Penco S.A.	41	124	165	54	107	161
Soquimich Comercial S.A.	Muelles de Penco S.A.	44	133	177	57	115	172
Soquimich Comercial S.A.	Inmobiliaria Chincui SPA	157	471	628	123	376	499
Soquimich Comercial S.A.	Compañía de Leasing Tattersall S.A.	55	18	73	54	18	72
SQM North America Corp.	Paces West LL.	53	163	216	41	128	169
SQM North America Corp.	Hawkins Nunmber One, LLC	31	96	127	28	85	113
SQM Comercial de México S.A. de C.V.	Onni Ensenada S.A. de C.V.	99	296	395	81	246	327
SQM Comercial de México S.A. de C.V.	Madol Inmobiliaria S.A. de C.V.	20	59	79	16	49	65
SQM Comercial de México S.A. de C.V.	Madol Inmobiliaria S.A. de C.V.	7	21	28	6	18	24
SQM Europe N.V.	Straatsburgdok N.V.	91	302	393	83	279	362
SQM Australia PTY	The trust Company (Australia) Pty Ltd	14	42	56	14	42	56
Total		2,131	4,271	6,402	1,925	3,603	5,528

Disclosure details of non current lease liabilities [Table Text Block]
(b) As of December 31, 2021 and 2020, the non-current lease liabilities are analyzed as follows:

Debtor	Creditor	Nominal amounts as of December 31,2021				Amounts at amortized cost as of December 31, 2021
Company	Supplier	1-2 Years	2-3 Years	3-4 Years	Total	1-2 Years	2-3 Years	3-4 Years	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Salar S.A.	Empresa Constructora Contex Ltda	4,317	540	-	4,857	4,036	535	-	4,571
SQM Salar S.A.	Maquinarias Industriales Astudillo Hermanos Ltda.	800	434	-	1,234	754	426	-	1,180
SQM Salar S.A.	SKM Industrial Ltda.	-	-	-	-	-	-	-	-
SQM Salar S.A.	Maquinarias Industriales Astudillo Hermanos Ltda.	386	177	-	563	365	174	-	539
SQM Salar S.A.	Sociedad Inmobiliaria Amaru SpA	98	-	-	98	97	-	-	97
SQM Salar S.A.	Maquinarias Industriales Astudillo Hermanos Ltda.	62	44	-	106	57	43	-	100
SQM Industrial S.A.	El Trovador S.A.	3,730	5,594	4,040	13,364	3,086	4,997	3,905	11,988
SQM Industrial S.A.	Sociedad Comercial Grandleasing Chile Ltda	1,141	-	-	1,141	1,115	-	-	1,115
SQM Industrial S.A.	Jungheinrich Rentalift SpA	216	-	-	216	209	-	-	209
SQM Industrial S.A.	Tecnofast	-	-	-	-	-	-	-	-
SQM Nitratos S.A.	Jungheinrich Rentalift SpA	134	-	-	134	129	-	-	129
SQM S.A.	Jungheinrich Rentalift SpA	145	-	-	145	141	-	-	141
Orcoma Estudios SpA	Obispado de Iquique	10	14	41	65	5	8	32	45
Orcoma Estudios SpA	Comunidad Indígena Aymara Pueblo de Pisiga Choque	8	-	-	8	8	-	-	8
Orcoma Estudios SpA	Ruth del Carmen Cortez Maturana	8	12	14	34	5	8	12	25
Soquimich Comercial S.A.	Container Operators S.A.	-	-	-	-	-	-	-	-
Soquimich Comercial S.A.	Muelles de Penco S.A.	96	-	-	96	96	-	-	96
Soquimich Comercial S.A.	Muelles de Penco S.A.	104	-	-	104	103	-	-	103
Soquimich Comercial S.A.	Inmobiliaria Chincui SPA	1,255	1,883	261	3,399	1,082	1,766	259	3,107
Soquimich Comercial S.A.	Compañía de Leasing Tattersall S.A.	465	116	-	581	444	115	-	559
SQM North America Corp.	Paces West LL.	465	752	-	1,217	403	714	-	1,117
SQM North America Corp.	Hawkins Nunmber One, LLC	224	-	-	224	217	-	-	217
SQM North America Corp.	Deep South Equipment Company	6	-	-	6	6	-	-	6
SQM North America Corp.	Tennant- South	3	-	-	3	3	-	-	3
SQM Comercial de México S.A. de C.V.	Onni Ensenada S.A. de C.V.	789	756	-	1,545	713	731	-	1,444
SQM Comercial de México S.A. de C.V.	Madol Inmobiliaria S.A. de C.V.	65	-	-	65	63	-	-	63
SQM Comercial de México S.A. de C.V.	Madol Inmobiliaria S.A. de C.V.	24	-	-	24	23	-	-	23
SQM Europe N.V.	Straatsburgdok N.V.	844	1,015	-	1,859	807	1,000	-	1,807
SQM Australia PTY	Ausco Modular Pty Limited	15	-	-	15	15	-	-	15
SQM Australia PTY	Western Australian Land Authority	1,184	2,995	24,724	28,903	(86)	1,146	16,710	17,770
SQM Colombia S.A.S.	Mareauto Colombia S.A.S.	6	-	-	6	6	-	-	6
SQM Colombia S.A.S.	Renting Colombia S.A.	15	-	-	15	15	-	-	15
SQM Colombia S.A.S.	Renting Colombia S.A.	21	-	-	21	21	-	-	21
Total		16,636	14,332	29,080	60,048	13,938	11,663	20,918	46,519

F-107
Notes to the Consolidated Financial Statements December 31, 2021

Debtor	Creditor	Nominal amounts as of December 31,2020				Amounts at amortized cost as of December 31, 2020
Company	Supplier	1-2 Years	2-3 Years	3-4 Years	Total	1-2 Years	2-3 Years	3-4 Years	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Salar S.A.	Empresa Constructora Contex Ltda	-	-	-	-	-	-	-	-
SQM Salar S.A.	Transportes, Construcción y Servicios Cribach Ltda	-	-	-	-	-	-	-	-
SQM Salar S.A.	SKM Industrial Ltda.	337	-	-	337	330	-	-	330
SQM Salar S.A.	Ameco Chile S.A.	-	-	-	-	-	-	-	-
SQM Industrial S.A.	El Trovador S.A.	3,730	5,594	5,905	15,229	2,993	4,847	5,622	13,462
SQM Industrial S.A.	Sociedad Comercial Grandleasing Chile Ltda	1,441	420	-	1,861	1,379	417	-	1,796
Soquimich Comercial S.A.	SAAM Logistics S.A.	-	-	-	-	-	-	-	-
Soquimich Comercial S.A.	Muelles de Penco S.A.	262	-	-	262	163	96	-	259
Soquimich Comercial S.A.	Muelles de Penco S.A.	281	-	-	281	175	103	-	278
Soquimich Comercial S.A.	Inmobiliaria Chincui SPA	1,255	1,883	889	4,027	1,047	1,707	867	3,621
Soquimich Comercial S.A.	Compañía de Leasing Tattersall S.A.	-	-	-	-	-	-	-	-
SQM North America Corp.	Paces West LL.	452	730	258	1,440	377	668	253	1,298
SQM North America Corp.	Hawkins Nunmber One, LLC	263	90	-	353	249	89	-	338
SQM Comercial de México S.A. de C.V.	Onni Ensenada S.A. de C.V.	789	1,151	-	1,940	689	1,094	-	1,783
SQM Comercial de México S.A. de C.V.	Madol Inmobiliaria S.A. de C.V.	144	-	-	144	133	-	-	133
SQM Comercial de México S.A. de C.V.	Madol Inmobiliaria S.A. de C.V.	52	-	-	52	48	-	-	48
SQM Europe N.V.	Straatsburgdok N.V.	816	1,339	113	2,268	768	1,308	113	2,189
SQM Australia PTY	The trust Company (Australia) Pty Ltd	11	-	-	11	11	-	-	11
Total		9,833	11,207	7,165	28,205	8,362	10,329	6,855	25,546